Commitments and Contingencies - Settlement of Amarex Dispute (Details) - Amarex Dispute - Subsequent Event	Jul. 02, 2024 USD ($)
Commitments and Contingencies
Amount awarded from other party	$ 12,000,000
Payment on execution of settlement agreement	10,000,000
Cash collateral returned as security to the surety	6,500,000
Amount of setoff of settlement agreement	$ 14,000,000